Income Taxes - Schedule of Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Sales type lease income	$ 14,929	$ 15,437	$ 16,072	$ 18,211	$ 11,380
Debt issuance cost	0	0	11	35	0
Operating lease income	1,029	1,106	1,068	840	144
Taxable temporary differences arising from long-lived assets	384	334	292	228	241
Operating losses	0	0	0	0	(2,838)
Net deferred tax liabilities	$ 16,342	$ 16,877	$ 17,443	$ 19,314	$ 8,927